ADVANCES FROM CLIENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ADVANCES FROM CLIENTS
Advances, Current	R$ 138,690	R$ 1,653,122
Advances, Non-current	86,612	213,921
Advances	225,302	1,867,043
PROINFA
ADVANCES FROM CLIENTS
Advances, Current		921,597
PROCEL.
ADVANCES FROM CLIENTS
Advances, Current	3,513	564,625
Advance Payments from Customers
ADVANCES FROM CLIENTS
Advances, Current	R$ 135,177	R$ 166,900